Business Combination (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Business Combinations [Abstract]
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 3,483.6
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt	1,250.0
Property Plant and Equipment Purchase Accounting Adjustment	70.7
Intangible Assets Subject To Amortization Purchase Accounting Adjustment	19.1
Deferred Taxes Purchase Accounting Adjustment for DPLER Contracts	6.7
Deferred Taxes Purchase Accounting Adjustment	37.5
Goodwill Purchase Accounting Adjustment	78.8
Net Income Purchase Accounting Adjustment	$ 8.7